Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Ringmaster S.r.l.
Related Party Transaction [Line Items]
Investment, equity method	$ 0.6	$ 0.5
Ringmaster S.r.l. | Joint venture
Related Party Transaction [Line Items]
Equity method ownership interest (as a percent)	50.00%
Yeonama Holdings Co. Limited
Related Party Transaction [Line Items]
Investment, accounted for at cost	$ 20.3	20.9
Yeonama Holdings Co. Limited | Entity with common director or management figure
Related Party Transaction [Line Items]
Ownership interest accounted for at fair value (as a percent)	30.00%
CLS-GTECH Company Limited | Joint venture
Related Party Transaction [Line Items]
Equity method ownership interest (as a percent)	50.00%
Connect Ventures One LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 4.2	4.7
Connect Ventures Two LP | Entity with common director or management figure
Related Party Transaction [Line Items]
Amount of investment	$ 1.7	$ 0.5
OPAP S.A. | Entity with common director or management figure
Related Party Transaction [Line Items]
Ownership interest held by related party investee (as a percent)	33.00%